Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Changes in goodwill [abstract]
Schedule of Key Assumptions Used for Assessing the Recoverable Amount of Goodwill
The significant assumptions used for determining the recoverable amount of goodwill in the Lamaque CGU are reflected in the table below. Cash flows were projected through to 2040. Changes in any of the assumptions or estimates used in determining the fair values could impact the recoverable amount of goodwill analysis.

	2025	2024

Gold price ($/oz)	$4,000 - $3,000	$2,600 - $2,100
Real discount rate	6.25% - 7.75%	5.75% - 7.25%